Segmented Information - Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Net earned premium	$ 12,066.0	$ 9,721.4
Interest and dividends	783.5	559.0
Share of profit of associates	221.1	200.5
Net gains on investments	252.9	1,467.5
Gain on sale of subsidiary	0.0	1,018.6
Other revenue	4,434.2	3,257.6
Income	17,757.7	16,224.6
Property
Disclosure of products and services [line items]
Net earned premium	4,103.8	3,185.6
Casualty
Disclosure of products and services [line items]
Net earned premium	6,786.3	5,500.5
Specialty
Disclosure of products and services [line items]
Net earned premium	1,175.9	1,035.3
Operating companies
Disclosure of products and services [line items]
Net earned premium	11,661.4	9,701.3
Interest and dividends	544.1	402.3
Share of profit of associates	93.7	23.5
Net gains on investments	(524.7)	1,558.3
Gain on sale of subsidiary		1,018.6
Other revenue	0.0	0.0
Operating companies | Property
Disclosure of products and services [line items]
Net earned premium	4,103.8	3,185.6
Operating companies | Casualty
Disclosure of products and services [line items]
Net earned premium	6,397.2	5,477.6
Operating companies | Specialty
Disclosure of products and services [line items]
Net earned premium	1,160.4	1,038.1
Reportable segments | Runoff
Disclosure of products and services [line items]
Net earned premium	404.6	20.1
Interest and dividends	43.7	28.9
Share of profit of associates	0.8	(6.1)
Net gains on investments	(107.6)	73.3
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Reportable segments | Property | Runoff
Disclosure of products and services [line items]
Net earned premium	0.0	0.0
Reportable segments | Casualty | Runoff
Disclosure of products and services [line items]
Net earned premium	389.1	22.9
Reportable segments | Specialty | Runoff
Disclosure of products and services [line items]
Net earned premium	$ 15.5	$ (2.8)
Product Concentration | Net Premiums Earned | Property
Disclosure of products and services [line items]
Allocation of net premiums earned	34.00%	32.80%
Product Concentration | Net Premiums Earned | Casualty
Disclosure of products and services [line items]
Allocation of net premiums earned	56.30%	56.60%
Product Concentration | Net Premiums Earned | Specialty
Disclosure of products and services [line items]
Allocation of net premiums earned	9.70%	10.60%
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	$ 1,119.2	$ 1,019.7
Interest and dividends	67.0	54.1
Share of profit of associates	6.3	3.2
Net gains on investments	(55.6)	44.8
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Northbridge | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	490.3	449.1
Northbridge | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	523.2	474.4
Northbridge | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	105.7	96.2
Odyssey Group | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	2,755.4	2,333.4
Interest and dividends	139.9	124.9
Share of profit of associates	65.8	7.2
Net gains on investments	(111.4)	253.1
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Odyssey Group | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,398.3	1,206.0
Odyssey Group | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,099.2	901.5
Odyssey Group | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	257.9	225.9
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,960.9	1,852.8
Interest and dividends	64.6	33.8
Share of profit of associates	4.1	(1.1)
Net gains on investments	(144.2)	27.9
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Crum & Forster | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	253.9	238.9
Crum & Forster | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,623.6	1,518.0
Crum & Forster | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	83.4	95.9
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	804.3	811.6
Interest and dividends	32.3	23.4
Share of profit of associates	4.4	(9.8)
Net gains on investments	(57.6)	26.6
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Zenith National | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	35.5	32.1
Zenith National | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	768.8	779.5
Zenith National | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	0.0	0.0
Brit | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,479.7	1,536.9
Interest and dividends	55.3	32.6
Share of profit of associates	5.3	9.2
Net gains on investments	(63.1)	79.0
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Brit | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	490.7	427.1
Brit | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	618.5	755.7
Brit | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	370.5	354.1
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	2,286.8	1,028.7
Interest and dividends	117.2	65.9
Share of profit of associates	(3.8)	(17.6)
Net gains on investments	(66.9)	(26.5)
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Allied World | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	794.5	360.9
Allied World | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,362.4	607.4
Allied World | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	129.9	60.4
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	189.5	327.6
Fairfax Asia | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	75.7	65.6
Fairfax Asia | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	93.0	219.2
Fairfax Asia | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	20.8	42.8
Other | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	1,065.6	790.6
Interest and dividends	46.7	38.5
Share of profit of associates	16.7	3.0
Net gains on investments	45.8	69.5
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Other | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	564.9	405.9
Other | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	308.5	221.9
Other | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net earned premium	$ 192.2	$ 162.8